Short-term debt	9 Months Ended
Sep. 30, 2023
Short-term debt
Short-term debt

7.    Short-term debt

At September 30, 2023 and December 31, 2022, short-term debt consisted of the following:

Short-term debt

in € THOUS

	September 30,	December 31,
	2023	2022
Commercial paper program	494,703	495,424
Borrowings under lines of credit	52,051	169,511
Other	75	78
Short-term debt from unrelated parties	546,829	665,013
Short-term debt from related parties (see note 5 c)	3,000	4,000
Short-term debt	549,829	669,013

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At September 30, 2023 and December 31, 2022, cash and borrowings under lines of credit in the amount of €123,347 and €80,603, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of September 30, 2023 was €1,676,600 (December 31, 2022: €1,354,390) and short-term debt from unrelated parties was €670,176 (December 31, 2022: €745,616).

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. At September 30, 2023, the outstanding commercial paper amounted to €496,000 (December 31, 2022: €496,500).

Short-term debt from related parties

The Company is party to an uncommitted revolving facility, as borrower, under which it may request and receive one or more short-term advances up to an aggregate amount of €600,000 with Fresenius SE, as lender. The Company and Fresenius SE have agreed to terminate the uncommitted revolving credit facility, effective upon the Conversion, at which time any amounts outstanding under the facility will be due. For further information on short-term debt from related parties, see note 5 c).